Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005029 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000005029 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000005029 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000005029 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000005029 [Member] | Alphabet Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005029 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000005029 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005029 [Member] | Meta Platforms Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005029 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005029 [Member] | Berkshire Hathaway Inc CI B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000005029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000005029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005029 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000005028 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000005028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000005028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000005028 [Member] | Alphabet Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000005028 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000005028 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000005028 [Member] | Meta Platforms Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000005028 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000005028 [Member] | Berkshire Hathaway Inc CI B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000005028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000005028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005028 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.